Summary of Significant Accounting Policies and Critical Accounting Estimates (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Schedule of Exchange Rates of Key Currencies
The exchange rates of key currencies were as follows:

	Closing rate as at December 31,		Annual average rate
(US$ equivalent for one)	2013	2012	2013	2012
Euro (EUR)	1.3791	1.3194	1.3281	1.2856
Pound Sterling (GBP)	1.6542	1.6167	1.5642	1.5850
Swiss Franc (CHF)	1.1234	1.0929	1.0791	1.0666
Australian Dollar (AUD)	0.8942	1.0379	0.9683	1.0358
Canadian Dollar (CAD)	0.9400	1.0043	0.9710	1.0007
Japanese Yen (JPY)	0.0095	0.0116	0.0103	0.0125
Chinese Yuan (CNY)	0.1652	0.1605	0.1626	0.1585

Changes in the Carrying Amount of Warranty Obligations
The changes in the carrying amount of warranty obligations are as follows:

(in thousands)	Total
BALANCE AT DECEMBER 31, 2011	$3,910
Provision charged to cost of sales	4,631
Usage	(4,099)
Adjustments to previously provided warranties, net	(213)
Currency translation	134
BALANCE AT DECEMBER 31, 2012	$4,363
Provision charged to cost of sales	5,238
Usage	(4,590)
Adjustments to previously provided warranties, net	(103)
Currency translation	28
BALANCE AT DECEMBER 31, 2013	$4,936

Schedule of Cash and Cash Equivalents

(in thousands)	2013	2012
Cash at bank and on hand	$238,056	$226,360
Short-term bank deposits	92,247	167,677
Cash and Cash Equivalents	$330,303	$394,037

Inventories
Inventories consisted of the following as of December 31, 2013 and 2012:

	As of December 31,
(in thousands)	2013	2012
Raw materials	$24,975	$29,755
Work in process	25,535	34,231
Finished goods	77,587	71,307
Total inventories	$128,097	$135,293